Prior Credit Agreements - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended	0 Months Ended			0 Months Ended		0 Months Ended				0 Months Ended		0 Months Ended			0 Months Ended
	Sep. 24, 2014	Dec. 25, 2013	Oct. 11, 2013 Second Priority Senior Secured Notes Due January 2018 [Member]	Oct. 11, 2013 Second Priority Senior Secured Notes Due January 2018 [Member]	Jul. 14, 2011 Prior Credit Agreement [Member] Senior Secured Revolving Credit Facility [Member]	Jul. 14, 2011 Prior Credit Agreement [Member] Senior Secured Revolving Credit Facility [Member] LIBOR [Member]	Jul. 14, 2011 Prior Credit Agreement [Member] Senior Secured Revolving Credit Facility [Member] LIBOR [Member]	Jul. 14, 2011 Prior Credit Agreement [Member] Senior Secured Revolving Credit Facility [Member] Alternate Base Rate [Member]	Oct. 11, 2013 Prior Credit Agreement [Member] Senior Secured Term Loan [Member]	Jul. 14, 2011 Prior Credit Agreement [Member] Senior Secured Term Loan [Member]	Jul. 14, 2011 Prior Credit Agreement [Member] Senior Secured Term Loan [Member]	Jul. 14, 2011 Prior Credit Agreement [Member] Senior Secured Term Loan [Member] LIBOR [Member]	Jul. 14, 2011 Prior Credit Agreement [Member] Senior Secured Term Loan [Member] LIBOR [Member]	Jul. 14, 2011 Prior Credit Agreement [Member] Senior Secured Term Loan [Member] Alternate Base Rate [Member]	Jul. 14, 2011 Prior Credit Agreement [Member] Senior Secured Revolving Credit Facility [Member]	Jul. 14, 2011 Prior Credit Agreement [Member] Senior Secured Revolving Credit Facility [Member]	Oct. 11, 2013 Prior Credit Agreement [Member] Second Priority Senior Secured Notes Due January 2018 [Member]	Jul. 14, 2011 Prior Credit Agreement [Member] Second Priority Senior Secured Notes Due January 2018 [Member]	Jul. 14, 2011 Prior Credit Agreement [Member] Second Priority Senior Secured Notes Due January 2018 [Member]	Jul. 14, 2011 Prior Credit Agreement [Member] Second Priority Senior Secured Notes Due January 2018 [Member] Cash Interest [Member]	Jul. 14, 2011 Prior Credit Agreement [Member] Second Priority Senior Secured Notes Due January 2018 [Member] Paid In Kind Interest [Member]
Debt Instrument [Line Items]
Senior secured term loan											$ 170,000,000					$ 12,500,000			$ 105,000,000
Debt maturity			2018-01							2017-07					2016-07			2018-01
Debt interest rate				17.00%															17.00%	12.50%	4.50%
Senior secured term loan periodic repayment										425,000
Applicable margin for lien credit agreement						6.50%		5.50%				7.75%		6.75%
Floor rate on term loan							1.50%						1.50%
Debt, unamortized discount											5,100,000								3,200,000
Revolving line of credit					12,500,000
Call premium	1,512,000	7,913,000							3,300,000								4,600,000
Write off of the remaining unamortized deferred finance costs									5,100,000								3,200,000
Write off of the unamortized discount									$ 3,200,000								$ 2,000,000
Debt maturity date																		Jan. 10, 2018